SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ in Millions					12 Months Ended
	Nov. 08, 2023 shares	Oct. 26, 2023 shares	Jul. 18, 2023 shares	Aug. 01, 2022 shares	Dec. 31, 2023 USD ($)	Oct. 25, 2023 shares	Dec. 31, 2022 USD ($) shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares represented for one ADS			60,000
Shares owned (as a percent)			0.083%	12.50%
Reverse stock split	1.67
Number of ordinary shares for ADS	60,000	500,000,000,000				6,000,000,000,000
U.S. Treasury Bills | $					$ 8.3		$ 10.0
Maturity term					4 months
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares represented for one ADS			5,000
ADS
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reverse stock split		1
Number of ordinary shares for ADS	1	60,000		400			5,000
ADS | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of ordinary shares for ADS			5,000
ADS | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of ordinary shares for ADS							60,000